Share Based Compensation (Details) - Schedule of share option activities	12 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
Schedule of Share Option Activities [Abstract]
Number of options outstanding (in Shares) | shares
Weighted average exercise price options outstanding
Weighted average remaining contract life years options outstanding
Weighted average grant date fair value options outstanding
Aggregate intrinsic value options outstanding (in Dollars) | $
Number of granted (in Shares) | shares	6,816,417
Weighted average exercise price granted	$ 0.48
Weighted average remaining contract life years granted	4 years 4 months 6 days
Weighted average grant date fair value granted	$ 0.32
Aggregate intrinsic value options granted (in Dollars) | $
Number of forfeited (in Shares) | shares	(267,350)
Weighted average exercise price forfeited	$ 0.87
Weighted average remaining contract life years forfeited
Weighted average grant date fair value forfeited
Aggregate intrinsic value options forfeited (in Dollars) | $
Number of expired (in Shares) | shares
Weighted average exercise price expired
Weighted average remaining contract life years expired
Weighted average grant date fair value expired
Aggregate intrinsic value options expired (in Dollars) | $
Number of exercised (in Shares) | shares
Weighted average exercise price exercised
Weighted average remaining contract life years exercised
Weighted average grant date fair value exercised
Aggregate intrinsic value options exercised (in Dollars) | $
Number of options outstanding (in Shares) | shares	6,549,067
Weighted average exercise price options outstanding	$ 0.46
Weighted average remaining contract life years options outstanding	4 years 4 months 6 days
Weighted average grant date fair value options outstanding	$ 0.32
Aggregate intrinsic value options outstanding (in Dollars) | $	$ 31,620,241
Number of options vested and exercisable (in Shares) | shares	3,749,591
Weighted average exercise price options vested and exercisable	$ 0.03
Weighted average remaining contract life years options vested and exercisable	3 years 11 months 12 days
Weighted average grant date fair value options vested and exercisable	$ 0.42
Aggregate intrinsic value options options vested and exercisable (in Dollars) | $	$ 19,714,484